Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 68,382,413	$ 89,263,870
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	35,049,717	46,792,824
Domestic customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	36,232,446	47,893,010
Domestic customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	34,034,116	44,898,986
Domestic customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	535,938	801,299
Domestic customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	110,911	302,817
Domestic customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	19,614	604,025
Domestic customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	1,531,867	1,285,883
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(1,182,729)	(1,100,186)
Export customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	33,332,696	42,471,046
Export customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	33,544,059	42,653,869
Export customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	30,346,622	36,037,725
Export customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	2,925,807	5,895,862
Export customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	73,026	11,120
Export customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	8,063	31,182
Export customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	190,541	677,980
Export customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ (211,363)	$ (182,823)